Liabilities Arising from Financing Activities	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of year	$ 31,264,621	RM 127,481,492	RM 34,322,076
Cash flows	11,757,319	47,940,469	113,261,815
Non cash flows	(2,884,693)	(11,762,336)	(20,102,399)
At end of year	40,137,247	163,659,625	127,481,492
Convertible securities payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of year	15,737,684	64,170,406
Cash flows	104,165	424,734	84,895,915
Non cash flows	(2,887,875)	(11,775,310)	(20,725,509)
At end of year	12,953,974	52,819,830	64,170,406
Hire purchase payables
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of year	102,143	416,488	250,000
Cash flows	55,775	227,421	(133,812)
Non cash flows			300,300
At end of year	157,918	643,909	416,488
Term loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of year	4,539,825	18,511,138	2,072,038
Cash flows	1,897,761	7,738,124	16,439,100
Non cash flows
At end of year	6,437,586	26,249,262	18,511,138
Trade financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of year	10,711,179	43,674,831	31,252,219
Cash flows	9,740,942	39,718,690	12,422,612
Non cash flows
At end of year	20,452,121	83,393,521	43,674,831
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of year	173,790	708,629	747,819
Cash flows	(41,324)	(168,500)	(362,000)
Non cash flows	3,182	12,974	322,810
At end of year	$ 135,648	RM 553,103	RM 708,629